UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22269

Investment Company Act File Number

Eaton Vance National Municipal Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

National Municipal Opportunities Trust

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 107.3%

Security	Principal Amount (000’s omitted)	Value
Education — 9.0%
Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(1)	$10,440	$11,611,681
New Hampshire Health and Education Facilities Authority, (Dartmouth College), 5.25%, 6/1/39(1)(2)	12,000	13,560,720
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,500	1,679,265
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	3,000	3,423,540
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	750	894,150

		$31,169,356

Electric Utilities — 13.1%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$371,912
Beaver County Industrial Development Authority, PA, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	3,050	3,113,349
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	4,171,694
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	3,217,348
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	5,151,493
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	8,000	9,179,600
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 6.30%, 11/1/29	6,000	6,829,620
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	715	750,178
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,775,825
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/38(1)(2)	9,000	9,594,450

		$45,155,469

Escrowed/Prerefunded — 2.1%
Atlanta, GA, Water & Wastewater Revenue, Prerefunded to 11/1/19, 6.25%, 11/1/34	$3,000	$3,576,390
Illinois Finance Authority, (Rush University Medical Center), Prerefunded to 5/1/19, 6.625%, 11/1/39	2,300	2,716,277
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,000	1,073,130

		$7,365,797

General Obligations — 5.1%
California, 5.00%, 10/1/33	$4,035	$4,781,435
California, 6.00%, 4/1/38	5,750	6,660,972
Illinois, 5.00%, 5/1/36	3,500	3,692,465
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	2,210	2,584,440

		$17,719,312

Hospital — 18.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/34	$980	$1,128,372
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	1,000	1,147,350
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	165	189,524
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	760,600
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children’s Hospital), 5.50%, 10/1/39(1)	12,300	13,955,949

Security	Principal Amount (000’s omitted)	Value
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	$3,000	$3,621,960
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	1,026,340
Johnson City Health & Educational Facilities Board, TN, (Mountain States Health Alliance), 6.00%, 7/1/38	1,665	1,887,677
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,915	6,801,718
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,837,852
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,542,887
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	4,070	4,213,834
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	2,425	2,914,729
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,365	1,546,149
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	770	1,017,108
Sullivan County Health, Educational and Housing Facilities Board, TN, (Wellmont Health System), 5.25%, 9/1/36	3,115	3,193,187
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	3,500	4,045,860
Tyler Health Facilities Development Corp., TX, (East Texas Medical Center), 5.375%, 11/1/37	4,500	4,601,880
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	5,000	5,085,050

		$62,518,026

Housing — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	$445	$463,441

		$463,441

Industrial Development Revenue — 11.2%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$5,021,200
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,000	3,296,850
Campbell County, WY, (Basin Electric Power Cooperative), 5.75%, 7/15/39(3)	3,000	3,398,940
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	3,420	4,191,107
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(4)	1,950	2,025,056
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	725	732,352
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(4)	2,695	2,699,743
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,800	1,939,914
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	693,951
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	2,082,343
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,096,243
Owen County, KY, (Kentucky-American Water Co., Inc.), 6.25%, 6/1/39	3,000	3,380,610
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 6.40%, 12/1/38	1,690	1,732,385
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,685	3,624,455
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	850	952,604

		$38,867,753

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 0.9%
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	$2,910	$3,248,840

		$3,248,840

Insured-Special Tax Revenue — 3.4%
Hesperia Public Financing Authority, CA, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$295	$299,646
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	4,000	4,558,160
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	6,000	6,729,960

		$11,587,766

Insured-Transportation — 5.9%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$813,603
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	2,885	3,226,036
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	1,940,160
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	13,000	6,046,430
San Jose, CA, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,850	8,276,491

		$20,302,720

Insured-Water and Sewer — 0.4%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$1,410	$1,425,722

		$1,425,722

Lease Revenue/Certificates of Participation — 2.2%
Mohave County Industrial Development Authority, AZ, (Mohave Prison LLC), 8.00%, 5/1/25	$2,000	$2,215,240
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	5,000	5,542,050

		$7,757,290

Other Revenue — 1.2%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$510	$578,478
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	575	654,373
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	315	362,070
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,445,507
Seminole Tribe, FL, 5.50%, 10/1/24(4)	925	973,951

		$4,014,379

Senior Living/Life Care — 6.7%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,475,497
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	3,405	3,643,520
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 6.20%, 7/1/45	2,000	2,263,480
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	465	512,291
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	925	1,016,066
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	165	186,561
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	345	400,997

Security	Principal Amount (000’s omitted)	Value
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	$300	$327,144
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	300,732
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	1,705	1,769,841
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 6.125%, 11/15/26	500	586,915
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 6.50%, 11/15/31	1,600	1,872,608
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	470	526,945
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	835	944,385
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	550	655,331
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,560	3,069,952
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	255	277,284
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	735	801,128
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,601,775

		$23,232,452

Special Tax Revenue — 0.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$1,625	$1,805,180
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	1,020	1,136,872

		$2,942,052

Student Loan — 1.3%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$2,820	$2,982,545
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,484,376

		$4,466,921

Transportation — 18.5%
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$750	$837,045
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	325	370,747
Central Texas Regional Mobility Authority, 6.00%, 1/1/41	35	40,157
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,500	1,719,795
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	1,345	1,552,238
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	1,140	1,307,785
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,330,054
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	2,046,762
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	5,225	5,657,473
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	961,826
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	1,065	1,193,173
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,238,128
Illinois Toll Highway Authority, 5.00%, 12/1/31(5)	1,315	1,559,985
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	350	400,456
Metropolitan Transportation Authority, NY, 5.00%, 11/15/31	1,000	1,166,240
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,360	1,474,498
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,388,825
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	6,039,200

Security	Principal Amount (000’s omitted)	Value
New Jersey Turnpike Authority, 5.00%, 1/1/38	$5,000	$5,611,700
North Texas Tollway Authority, 5.50%, 9/1/41(1)(2)	2,660	3,140,715
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	5,000	5,468,600
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	750	840,030
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/50	6,400	6,916,672
St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,000	5,756,950
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	3,201,056
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,787,171

		$64,007,281

Water and Sewer — 7.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,450	$1,602,975
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,405	1,556,304
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,725	2,977,389
Marco Island, FL, Utility System, 5.00%, 10/1/34	550	621,929
Marco Island, FL, Utility System, 5.00%, 10/1/40	2,425	2,744,470
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	2,070	2,330,613
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	11,700	13,227,786

		$25,061,466

Total Tax-Exempt Municipal Securities — 107.3% (identified cost $320,970,989)		$371,306,043

Taxable Municipal Securities — 2.2%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.0%
Chicago, IL, 7.375%, 1/1/33	$1,750	$1,832,407
Chicago, IL, 7.781%, 1/1/35	1,400	1,509,844

		$3,342,251

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,262,520

		$4,262,520

Total Taxable Municipal Securities — 2.2% (identified cost $7,221,767)		$7,604,771

Total Investments — 109.5% (identified cost $328,192,756)		$378,910,814

Other Assets, Less Liabilities — (9.5)%		$(32,951,555)

Net Assets — 100.0%		$345,959,259

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2015, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

Texas	16.7%
California	11.2%
Others, representing less than 10% individually	72.1%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 9.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 5.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $10,300,885.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $6,431,102 or 1.9% of the Trust’s net assets.

(5)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust did not have any open financial instruments at December 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$285,240,432

Gross unrealized appreciation	$52,099,726
Gross unrealized depreciation	(9,344)

Net unrealized appreciation	$52,090,382

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$371,306,043	$—	$371,306,043
Taxable Municipal Securities	—	7,604,771	—	7,604,771
Total Investments	$—	$378,910,814	$—	$378,910,814

The Trust held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016